UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 4254

Smith Barney Income Funds

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: July 31

Date of reporting period: April 30, 2005

ITEM 1.	SCHEDULE OF INVESTMENTS

SMITH BARNEY INCOME FUNDS

SMITH BARNEY EXCHANGE RESERVE FUND

FORM N-Q

APRIL 30, 2005

SMITH BARNEY EXCHANGE RESERVE FUND

Schedule of Investments (unaudited)	April 30, 2005

FACE AMOUNT	SECURITY	ANNUALIZED YIELD	VALUE
U.S. GOVERNMENT OBLIGATION - 5.1%
$9,948,000	Federal National Mortgage Association Discount Notes mature 5/18/05 (Cost - $9,935,797)	2.78%	$9,935,797

CERTIFICATES OF DEPOSIT - 34.9%
7,000,000	Abbey National Treasury Services NY matures 5/3/05	2.80	7,000,000
7,000,000	CS First Boston NY matures 5/2/05	2.80	7,000,000
6,350,000	Deutsche Bank NY matures 5/9/05	2.80	6,350,000
7,000,000	Dexia Bank NY matures 6/22/05	3.02	7,000,000
8,000,000	Landesbank Baden-Wurttenberg NY matures 5/16/05	2.77	7,999,859
7,000,000	Lloyds TSB Bank PLC NY matures 5/25/05	2.97	7,000,045
7,000,000	Royal Bank of Canada NY matures 5/6/05	2.81	7,000,008
5,000,000	Societe Generale N.A. matures 5/3/05	2.81	5,000,000
7,000,000	Svenska Handelsbanken NY matures 6/30/05	3.03	7,000,000
7,000,000	Unicredito Italiano SPA NY matures 5/11/05	2.87	6,999,982

	TOTAL CERTIFICATES OF DEPOSIT (Cost - $68,349,894)		68,349,894

COMMERCIAL PAPER - 59.9%
7,000,000	Atomium Funding Corp. matures 5/25/05	3.01	6,986,583
7,000,000	Brahms Funding Corp. matures 5/19/05	2.97	6,990,216
8,000,000	Bryant Park Funding LLC matures 6/27/05	3.02	7,962,667
7,000,000	Chesham Finance LLC matures 5/11/05	2.91	6,994,925
3,535,000	Concord Minutemen Capital Co. matures 5/16/05	2.77	3,531,219
7,000,000	Curzon Funding LLC matures 6/29/05	3.09	6,965,377
3,400,000	Davis Square Funding III Corp. matures 6/20/05	3.05	3,385,978
4,267,000	Fenway Funding LLC matures 5/2/05	3.06	4,267,000
7,560,000	Fountain Square Commercial Funding Corp. matures 7/1/05	3.02	7,522,200
7,000,000	Georgetown Funding Co. matures 6/16/05	3.06	6,973,313
7,000,000	Hannover Funding LLC matures 5/18/05	2.96	6,990,822
5,000,000	Main Street Warehouse Funding matures 5/13/05	2.95	4,995,508
6,000,000	Market Street Funding Corp. matures 5/17/05	2.95	5,992,650
7,000,000	Morgan Stanley matures 6/10/05	2.97	6,977,553
3,000,000	Park Avenue Receivable Corp. matures 5/2/05	2.90	3,000,000
7,000,000	Regency Markets No. 1 LLC matures 5/24/05	3.05	6,986,996
7,000,000	Tango Finance Corp. matures 6/23/05	3.04	6,969,464
7,000,000	Tasman Funding Inc. matures 5/16/05	2.92	6,992,065
7,000,000	Whistlejacket Capital Ltd. matures 6/28/05	3.08	6,966,085

	TOTAL COMMERCIAL PAPER (Cost - $117,450,621)		117,450,621

	TOTAL INVESTMENTS - 99.9% (Cost - $195,736,312*)		195,736,312
	Other Assets in Excess of Liabilities - 0.1%		119,669

	TOTAL NET ASSETS - 100.0%		$195,855,981

*	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

1

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Smith Barney Exchange Reserve Fund (“Fund”), a separate investment fund of the Smith Barney Income Funds (“Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as a diversified, open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the Investment Company Act of 1940, which approximates market value. This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Funds’ use of amortized cost is subject to their compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

(b) Security Transactions. Security transactions are accounted for on a trade date basis.

2

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Income Funds

By
R. Jay Gerken
Chief Executive Officer

Date:	June 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
R. Jay Gerken
Chief Executive Officer

Date:	June 29, 2005

By
Robert J. Brault
Chief Financial Officer

Date:	June 29, 2005